UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number: 811-242


                           IXIS Advisor Funds Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: December 31, 2004

Date of reporting period: March 31, 2005

ITEM I SCHEDULE OF INVESTMENTS

        HARRIS ASSOCIATES LARGE CAP VALUE FUND -- SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

   Shares            Description                                                                   Value (a)
------------------------------------------------------------------------------------------------------------
Common Stocks -- 97.2% of Total Net Assets
                     Aerospace & Defense -- 2.7%
         227,400     Raytheon Co.                                                            $   8,800,380
                                                                                             -------------
                     Banks -- 2.0%
         218,700     U.S. Bancorp                                                                6,302,934
                                                                                             -------------
                     Beverages -- 6.7%
         145,300     Anheuser-Busch Cos., Inc.                                                   6,885,767
          43,000     Coca-Cola Co. (The)                                                         1,791,810
         153,900     Coca-Cola Enterprises, Inc.                                                 3,158,028
         174,600     Diageo PLC, Sponsored ADR                                  (c)              9,934,740
                                                                                             -------------
                                                                                                21,770,345
                                                                                             -------------
                     Building Materials -- 3.3%
         303,500     Masco Corp.                                                                10,522,345
                                                                                             -------------
                     Computers -- 2.1%
         163,000     Hewlett-Packard Co.                                                         3,576,220
         802,000     Sun Microsystems, Inc.                                     (d)              3,240,080
                                                                                             -------------
                                                                                                 6,816,300
                                                                                             -------------
                     Diversified Financial Services -- 9.3%
          63,300     American Express Co.                                                        3,251,721
         207,800     Citigroup, Inc.                                                             9,338,532
         132,700     Fannie Mae                                                 (c)              7,225,515
         299,300     JPMorgan Chase & Co.                                                       10,355,780
                                                                                             -------------
                                                                                                30,171,548
                                                                                             -------------
                     Electronics -- 1.0%
         127,300     Texas Instruments, Inc.                                                     3,244,877
                                                                                             -------------
                     Environmental Control -- 2.9%
         326,900     Waste Management, Inc.                                                      9,431,065
                                                                                             -------------
                     Food -- 4.4%
         132,000     General Mills, Inc.                                        (c)              6,487,800
          88,800     H.J. Heinz Co.                                                              3,271,392
          66,700     Nestle SA, Sponsored ADR                                   (c)              4,564,881
                                                                                             -------------
                                                                                                14,324,073
                                                                                             -------------
                     Health Care-Products -- 4.7%
         256,600     Baxter International, Inc.                                                  8,719,268
          95,700     Johnson & Johnson                                                           6,427,212
                                                                                             -------------
                                                                                                15,146,480
                                                                                             -------------
                     Household Products & Wares -- 2.8%
         109,900     Fortune Brands, Inc.                                                        8,861,237
                                                                                             -------------
                     Insurance -- 1.8%
          81,300     Aflac, Inc.                                                                 3,029,238
          44,600     MGIC Investment Corp.                                                       2,750,482
                                                                                             -------------
                                                                                                 5,779,720
                                                                                             -------------
                     Leisure Time -- 2.5%
          61,600     Carnival Corp.                                                              3,191,496
          86,500     Harley-Davidson, Inc.                                                       4,996,240
                                                                                             -------------
                                                                                                 8,187,736
                                                                                             -------------
                     Media -- 17.9%
         271,200     Comcast Corp., Special Class A                             (d)              9,058,080
         333,200     DIRECTV Group (The), Inc.                                  (d)              4,804,744
       1,254,700     Liberty Media Corp., Class A                               (d)             13,011,239
         644,900     Time Warner, Inc.                                          (d)             11,317,995
         278,200     Viacom, Inc., Class B                                                       9,689,706
         343,100     Walt Disney Co. (The)                                                       9,857,263
                                                                                             -------------
                                                                                                57,739,027
                                                                                             -------------

                     Miscellaneous - Manufacturing -- 1.5%
         127,400     Honeywell International, Inc.                                               4,740,554
                                                                                             -------------
                     Office & Business Equipment -- 3.0%
         644,900     Xerox Corp.                                                (d)              9,770,235
                                                                                             -------------
                     Oil & Gas -- 2.1%
         137,400     Burlington Resources, Inc.                                                  6,879,618
                                                                                             -------------
                     Pharmaceuticals -- 4.0%
         166,600     Abbott Laboratories                                                         7,766,892
         202,400     Bristol-Myers Squibb Co.                                                    5,153,104
                                                                                             -------------
                                                                                                12,919,996
                                                                                             -------------
                     Retail -- 16.4%
          88,800     Costco Wholesale Corp.                                                      3,923,184
         420,400     Gap (The), Inc.                                                             9,181,536
         272,700     Home Depot, Inc.                                                           10,428,048
         186,000     Kohl's Corp.                                               (d)              9,603,180
          71,800     Limited Brands, Inc.                                                        1,744,740
         379,000     McDonald's Corp.                                                           11,802,060
         127,700     Wal-Mart Stores, Inc.                                                       6,399,047
                                                                                             -------------
                                                                                                53,081,795
                                                                                             -------------
                     Savings & Loans -- 3.8%
         309,300     Washington Mutual, Inc.                                                    12,217,350
                                                                                             -------------
                     Software -- 2.3%
         189,500     First Data Corp.                                                            7,449,245
                                                                                             -------------
                    Total Common Stocks (Identified Cost $262,077,460)                         314,156,860
                                                                                             -------------

      Principal
         Amount      Description                                                                   Value (a)
------------------------------------------------------------------------------------------------------------
Short Term Investments -- 7.7%
  $   13,917,962     Repurchase Agreement with Investors Bank & Trust Co.
                     dated 3/31/2005 at 2.02% to be repurchased at $13,918,743
                     on 4/1/2005, collateralized by $9,896,404 Small
                     Business Administration Bond, 5.625%, due 3/25/2029 valued at $10,681,614 and $3,939,016 Federal National Mortgage
                     Association Bond, 4.250%, due 4/25/2008 valued
                     at $3,932,246                                                           $  13,917,962
         484,501     Bank of America, 2.77%, due 4/18/2005                      (e)                484,501
         484,501     Bank of America, 2.82%, due 5/16/2005                      (e)                484,501
         147,541     Bank of Montreal, 2.60%, due 4/04/2005                     (e)                147,541
         532,406     Bank of Montreal, 2.75%, due 4/08/2005                     (e)                532,406
         862,412     Bank of Nova Scotia, 2.70%, due 4/11/2005                  (e)                862,412
         193,800     Bank of Nova Scotia, 2.73%, due 4/14/2005                  (e)                193,800
         484,501     Bank of Nova Scotia, 2.78%, due 4/28/2005                  (e)                484,501
         290,702     Barclays, 2.785%, due 4/25/2005                            (e)                290,702
         527,627     BGI Institutional Money Market Fund                        (e)                527,627
       1,453,503     BNP Paribas, 2.73%, due 4/07/2005                          (e)              1,453,503
         484,501     BNP Paribas, 2.91%, due 6/15/2005                          (e)                484,501
         197,847     Calyon, 2.77%, due 4/21/2005                               (e)                197,847
          89,306     Den Danske Bank, 2.77%, due 4/26/2005                      (e)                 89,306
         193,800     Falcon Asset Securitization Corp., 2.727%, due 4/13/2005   (e)                193,800
         472,873     Fortis Bank, 2.44%, due 4/14/2005                          (e)                472,873
         484,501     Fortis Bank, 2.80%, due 4/06/2005                          (e)                484,501
         209,933     Goldman Sachs Financial Square Prime Obligations Fund      (e)                209,933
         484,501     Govco, Inc., 2.60%, due 4/05/2005                          (e)                484,501
         232,830     Keybank, 2.844%, due 4/01/2005                             (e)                232,830
         239,590     Merrill Lynch Premier Institutional Fund                   (e)                239,590
         138,309     Merrimac Cash Fund-Premium Class                           (e)                138,309
         484,501     Rabobank Nederland, 2.78%, due 4/29/2005                   (e)                484,501
         524,234     Royal Bank of Scotland, 2.75%, due 4/05/2005               (e)                524,234
         484,501     Svenska Handlesbanken, 2.70%, due 4/11/2005                (e)                484,501
          96,900     The Bank of the West, 2.79%, due 4/22/2005                 (e)                 96,900
          96,900     Toronto Dominion Bank, 3.01%, due 6/24/2005                (e)                 96,900
         193,800     UBS AG, 2.805%, due 5/03/2005                              (e)                193,800

         193,800     Wells Fargo, 2.78%, due 4/20/2005                          (e)                193,800
          68,309     Wells Fargo, 2.79%, due 4/08/2005                          (e)                 68,309
          96,900     Yorktown Capital LLC, 2.636%, due 4/01/2005                (e)                 96,900
                                                                                                -----------
                     Total Short Term Investments (Identified Cost $24,847,292)                 24,847,292
                                                                                                -----------
                     Total Investments -- 104.9%
                     (Identified Cost $286,924,752) (b)                                        339,004,152
                     Other assets less liabilities                                             (15,889,698)
                                                                                             --------------
                     Total Net Assets -- 100%                                                $ 323,114,454
                                                                                             ==============

(a) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

(b)      Federal Tax Information:

         At March 31, 2005, the net unrealized appreciation on investments based on cost of $286,924,752 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in which
         there is an excess of value over tax cost                                           $  57,698,881
         Aggregate gross unrealized depreciation for all investments in which
         there is an excess of tax cost over value                                              (5,619,481)
                                                                                             -------------
         Net unrealized appreciation                                                         $  52,079,400
                                                                                             =============

         At December 31, 2004, the Fund had a capital loss carryover of approximately $134,352,059 of which $16,433,943 expires on December 31, 2008, $83,318,807 expires on December 31, 2009, $24,633,843 expires on
         December 31, 2010 and $9,965,466 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) All or a portion of this security was on loan to brokers at March 31, 2005.

(d)      Non-income producing security.

(e)      Represents investments of securities lending collateral.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

TBA      To Be Announced

ITEM 2. CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  IXIS Advisor Funds Trust II

                                  By: /s/ John T. Hailer
                                      ------------------

                                  Name:   John T. Hailer
                                  Title:  President and Chief Executive Officer
                                  Date:   May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By: /s/ John T. Hailer
                                      ------------------

                                  Name:   John T. Hailer
                                  Title:  President and Chief Executive Officer
                                  Date:   May 23, 2005

                                  By: /s/ Michael C. Kardok
                                      ---------------------

                                  Name:   Michael C. Kardok
                                  Title:  Treasurer
                                  Date:   May 23, 2005